Intangible Asset	12 Months Ended
Jun. 30, 2024
Intangible Asset
Intangible Assets
9.	Intangible assets

The carrying value of the intangible assets is as follows:

	IP Assets	Patents	Total
Balance, June 30, 2022	$1,501	$—	$1,501
Additions	—	41	41
Amortisation	(110)	—	(110)
Balance, June 30, 2023	1,391	41	1,432
Amortisation	(83)	(2)	(85)
Balance, June 30, 2024	$1,308	$39	$1,347

The intangible assets represent the purchase of intellectual property rights and were put in use in conjunction with the operation of the Company’s Pilot plant on May 9, 2020 (Note 7 & 10).

On November 1, 2022, the Company received a Notices of Allowance (“NOA”) from the United States Patent and Trademark Office (“USPTO”) for its first two U.S. patent applications; serial no. 16/410523 and serial no. 16/224463. On December 29, 2022, the Company received a NOA from USPTO for its third U.S. patent application serial no. 16/895783, all titled “Process for Recovering Lithium from Brines”, a novel and proprietary technique for continuous DLE from lithium brines.

During the year ended June 30, 2023, the Company started capitalizing the expenditures related to the NOA Patents and have prospectively adjusted the straight-line amortisation of the Intangible Assets over 20 years through June 30, 2042.